Finance income and costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Interest income	€ 5.8	€ 0.6	€ 0.1
Reversal of impairment loss recognised in profit or loss, loans and advances	0.3	0.0	0.0
Net gain on refinancing	16.7	2.3	0.0
Net foreign exchange gains on translation of financial assets and liabilities	0.0	9.2	0.0
Finance income	22.8	12.1	0.1
Interest and finance charges paid/payable for lease liabilities and financial liabilities not at fair value through profit or loss (b)	(123.8)	(79.8)	(59.8)
Cross-currency interest rate swaps: cash flow hedges, transfer from equity (c)	32.7	18.8	1.6
Impairment loss recognised in profit or loss, loans and advances	0.0	0.0	(8.6)
Net pension interest costs	(4.6)	(2.8)	(1.7)
Other finance cost	(3.5)	0.0	0.0
Amortization of debt discounts and borrowing costs	(6.4)	(2.7)	(2.0)
Net foreign exchange losses on translation of financial assets and liabilities	(3.0)	0.0	(4.0)
Net fair value losses on derivatives held at fair value through profit or loss (e)	(1.0)	0.0	(13.7)
Financing costs incurred in amendment of terms of debt	0.0	0.0	17.9
Finance costs	(109.6)	(66.5)	(106.1)
Net finance costs	(86.8)	(54.4)	(106.0)
Non-cash loss recognized in relation to cross currency interest rate swaps	23.5	3.9	7.8
Disclosure of attribution of expenses by nature to their function [line items]
Gains (Losses) on Restructuring of previous debt		(1.3)	10.1
Deferred gain on cross currency interest rate swap [Abstract]		10.2
refinancing expense [Abstract]		2.3
Non-cash gain on refinancing [Abstract]		4.3
Financing costs incurred in amendment of terms of debt	0.0	0.0	(17.9)
Non-cash loss recognized in relation to cross currency interest rate swaps	€ 23.5	€ 3.9	€ 7.8